Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
FIRST QUARTER REPORT
July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund

Portfolio of Investments
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Multi-Manager Directional Alternative Strategies Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks 90 .7%
Communication Services 2.4%
Diversified Telecommunication Services
0.1%
Space Exploration Technologies Corp., Class
A
(a)
4,058 439,765
Telesat Corp.
(a)
330 12,296
Total 452,061
Entertainment 0.3%
Walt Disney Co.
(b)
9,243 889,084
Interactive Media & Services 0.9%
Alphabet, Inc., Class A 6,633 2,362,211
Meta Platforms, Inc., Class A 896 498,812
Total 2,861,023
Media 0.8%
Fox Corp., Class A
(b)
10,543 613,918
Informa PLC 50,959 610,470
Nexstar Media Group, Inc. 2,786 530,817
Omnicom Group, Inc. 4,465 351,396
Sirius XM Holdings, Inc. 15,994 473,742
Total 2,580,343
Wireless Telecommunication Services
0.3%
SoftBank Corp. 483,100 678,068
T-Mobile U.S., Inc.
(b)
1,891 326,595
Total 1,004,663
Total Communication Services 7,787,174
Consumer Discretionary 7.3%
Automobile Components 0.5%
Aptiv PLC
(a)
5,266 297,371
BorgWarner, Inc. 6,396 407,681
Garrett Motion, Inc. 18,487 575,870
Magna International, Inc. 6,888 472,516
Total 1,753,438
Automobiles 0.0%
Rivian Automotive, Inc., Class A
(a)
3,251 49,480
Broadline Retail 0.9%
Amazon.com, Inc.
(a)
3,784 1,027,659
eBay, Inc.
(b)
4,635 528,436
Ryohin Keikaku Co. Ltd. 34,800 912,813
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Sea Ltd. ADR
(a),(b)
4,494 479,690
Total 2,948,598
Diversified Consumer Services 0.7%
Covista, Inc.
(a)
5,280 659,208
Frontdoor, Inc.
(a),(b)
21,190 1,539,030
Total 2,198,238
Hotels, Restaurants & Leisure 3.0%
Booking Holdings, Inc.
(b)
7,446 1,436,333
Boyd Gaming Corp.
(b)
5,038 428,532
Carnival Corp. Ltd. 4,160 115,690
Chipotle Mexican Grill, Inc.
(a),(b)
3,721 138,496
Churchill Downs, Inc. 7,551 636,549
Cracker Barrel Old Country Store, Inc. 902 50,864
Darden Restaurants, Inc. 2,048 416,932
Domino's Pizza, Inc.
(b)
2,217 770,274
Expedia Group, Inc.
(b)
563 165,939
Flutter Entertainment PLC, Class DI
(a)
7,767 794,311
Hilton Worldwide Holdings, Inc.
(b)
796 255,110
Restaurant Brands International, Inc. 3,630 268,693
Royal Caribbean Cruises Ltd.
(b)
363 115,543
Rush Street Interactive, Inc.
(a),(b)
113,900 3,065,048
Shake Shack, Inc., Class A
(a)
785 49,259
Texas Roadhouse, Inc. 261 53,620
Wyndham Hotels & Resorts, Inc.
(b)
9,266 693,653
Yum! Brands, Inc. 3,668 562,231
Total 10,017,077
Household Durables 0.8%
Dr. Horton, Inc. 2,484 355,361
SharkNinja, Inc.
(a),(b)
7,052 1,140,802
Sony Group Corp. 47,300 1,105,347
Total 2,601,510
Specialty Retail 1.3%
AutoNation, Inc.
(a)
1,911 405,896
AutoZone, Inc.
(a)
136 410,210
Carvana Co.
(a)
3,750 233,850
Home Depot, Inc. 1,079 358,185
Lowe's Cos., Inc. 741 153,987
Nitori Holdings Co. Ltd. 34,100 550,135

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Ross Stores, Inc. 2,789 700,234
Sanrio Co. Ltd. 23,000 183,951
TJX Cos., Inc.
(b)
5,930 933,027
Valvoline, Inc.
(a),(b)
15,102 580,068
Total 4,509,543
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. 1,376 209,661
Total Consumer Discretionary 24,287,545
Consumer Staples 3.9%
Beverages 0.5%
Coca-Cola Co. 8,734 765,011
Coca-Cola Consolidated, Inc. 3,080 578,732
Coca-Cola Europacific Partners PLC 4,486 491,038
Total 1,834,781
Consumer Staples Distribution & Retail
1.2%
Casey's General Stores, Inc.
(b)
173 150,683
Coles Group Ltd. 25,292 427,257
Dollar Tree, Inc.
(a),(b)
2,595 330,110
Kroger Co.
(b)
4,732 273,226
Maplebear, Inc.
(a)
9,118 406,663
Sysco Corp.
(b)
6,733 573,921
U.S. Foods Holding Corp.
(a),(b)
11,931 1,200,138
Walmart, Inc. 4,924 547,549
Total 3,909,547
Food Products 1.3%
Ajinomoto Co., Inc. 12,200 376,228
Archer-Daniels-Midland Co.
(b)
4,041 320,330
Bunge Global SA 917 97,413
Cal-Maine Foods, Inc. 3,176 278,789
Glanbia PLC 10,954 290,810
Kerry Group PLC, Class A 1,892 180,628
McCormick & Co., Inc. 9,173 466,906
Toyo Suisan Kaisha Ltd. 3,900 253,053
Tyson Foods, Inc., Class A
(b)
4,183 242,447
WH Group Ltd.
(c)
1,004,500 1,080,810
Wilmar International Ltd. 277,400 848,317
Total 4,435,731
Personal Care Products 0.2%
Estee Lauder Cos., Inc., Class A
(b)
6,169 517,579
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Tobacco 0.7%
British American Tobacco PLC ADR 8,974 544,273
Japan Tobacco, Inc. 21,400 954,159
Philip Morris International, Inc.
(b)
3,388 646,498
Total 2,144,930
Total Consumer Staples 12,842,568
Energy 1.7%
Energy Equipment & Services 0.6%
Baker Hughes Co.
(b)
14,432 872,991
Halliburton Co.
(b)
17,892 577,017
SLB Ltd. 9,345 463,419
Total 1,913,427
Oil, Gas & Consumable Fuels 1.1%
ConocoPhillips 3,595 433,126
Galp Energia SGPS SA 11,621 263,920
Inpex Corp. 15,000 345,730
Keyera Corp. 10,200 433,364
Marathon Petroleum Corp.
(b)
1,253 396,537
Permian Resources Corp., Class A 22,786 485,570
Phillips 66
(b)
3,843 813,485
Valero Energy Corp.
(b)
2,132 667,103
Var Energi ASA 39,914 200,529
Total 4,039,364
Total Energy 5,952,791
Financials 15.1%
Banks 5.9%
AIB Group PLC 25,991 309,127
Banco Bilbao Vizcaya Argentaria SA 12,341 345,942
Bank of America Corp.
(b)
37,929 2,349,702
Bank of Montreal 2,900 520,215
Bank of Nova Scotia 5,700 500,003
BOC Hong Kong Holdings Ltd. 17,000 113,051
Citigroup, Inc.
(b)
8,983 1,189,798
Citizens Financial Group, Inc.
(b)
2,833 202,984
Danske Bank AS 4,870 280,267
DBS Group Holdings Ltd. 4,400 253,865
East West Bancorp, Inc.
(b)
4,750 622,250
Fifth Third Bancorp
(b)
4,974 281,031
FinecoBank Banca Fineco SpA 55,842 1,529,895
Huntington Bancshares, Inc.
(b)
17,943 305,749

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
ING Groep NV 18,919 664,843
Japan Post Bank Co. Ltd. 50,800 982,224
JPMorgan Chase & Co.
(b)
6,385 2,246,179
KeyCorp
(b)
19,186 433,412
M&T Bank Corp. 954 234,961
Mizuho Financial Group, Inc. 2,200 114,057
NatWest Group PLC 56,317 531,218
Nordea Bank Abp 27,287 551,135
Oversea-Chinese Banking Corp. Ltd. 31,500 715,467
U.S. Bancorp 5,492 346,051
UniCredit SpA 3,659 345,087
United Overseas Bank Ltd. 12,700 429,502
Wells Fargo & Co.
(b)
21,055 1,820,205
Yokohama Financial Group, Inc. 39,900 454,174
Total 18,672,394
Capital Markets 2.7%
Bank of New York Mellon Corp.
(b)
696 108,806
Blackrock, Inc.
(b)
396 431,794
Bridgepoint Group PLC
(c)
44,395 191,871
Cboe Global Markets, Inc.
(b)
1,295 401,748
Charles Schwab Corp. 5,964 627,651
CME Group, Inc. 935 250,384
Evercore, Inc., Class A
(b)
1,474 472,505
Goldman Sachs Group, Inc. 357 363,562
Hong Kong Exchanges & Clearing Ltd. 4,700 244,883
Intercontinental Exchange, Inc.
(b)
4,376 667,252
LPL Financial Holdings, Inc. 2,784 984,701
Morgan Stanley 2,897 609,587
MSCI, Inc.
(b)
1,258 719,878
Nasdaq, Inc.
(b)
10,908 1,027,425
Northern Trust Corp.
(b)
2,297 418,490
S&P Global, Inc. 738 304,004
Singapore Exchange Ltd. 21,900 417,506
TMX Group Ltd. 9,600 350,896
Total 8,592,943
Consumer Finance 0.6%
American Express Co. 1,331 447,549
Capital One Financial Corp. 1,688 352,809
Synchrony Financial
(b)
13,373 1,013,539
Total 1,813,897
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Financial Services 1.8%
Adyen NV
(a),(c)
196 199,374
Apollo Global Management, Inc. 2,603 326,911
Banca Mediolanum SpA 14,503 388,607
Berkshire Hathaway, Inc., Class B
(a)
1,222 625,102
Block, Inc.
(a),(b)
3,574 290,352
Corpay, Inc.
(a)
2,493 952,600
Fidelity National Information Services, Inc.
(b)
14,885 666,401
Global Payments, Inc. 5,649 474,968
Mastercard, Inc., Class A 1,054 604,047
Visa, Inc., Class A 2,031 743,610
WEX, Inc.
(a)
2,657 496,753
Total 5,768,725
Insurance 4.1%
Admiral Group PLC 10,608 537,746
Allstate Corp. 2,495 658,880
American International Group, Inc.
(b)
22,142 1,739,918
Aon PLC, Class A 2,509 904,620
Arthur J Gallagher & Co. 1,966 490,360
Baldwin Insurance Group, Inc.
(a)
8,840 245,222
Chubb Ltd. 1,827 640,692
Everest Group Ltd. 1,149 429,898
First American Financial Corp. 4,084 306,259
Great-West Lifeco, Inc. 2,000 132,596
Hartford Insurance Group, Inc.
(b)
3,144 446,165
Hiscox Ltd. 24,566 599,751
Markel Group, Inc.
(a)
205 385,880
Marsh & McLennan Cos., Inc. 2,636 500,023
MS&AD Insurance Group Holdings, Inc. 4,200 129,291
Principal Financial Group, Inc.
(b)
6,031 685,725
Progressive Corp. 1,814 383,516
QBE Insurance Group Ltd. 78,235 1,356,968
RenaissanceRe Holdings Ltd. 1,929 617,241
Sampo OYJ, Class A 70,480 780,337
Swiss Re AG 1,526 253,949
Talanx AG 5,505 731,695
Tokio Marine Holdings, Inc. 10,000 509,664
White Mountains Insurance Group Ltd. 210 440,523
Total 13,906,919
Total Financials 48,754,878

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Health Care 15.3%
Biotechnology 7.1%
AbbVie, Inc.
(b)
7,275 1,825,589
Abivax SA ADR
(a)
18,539 2,315,892
Alnylam Pharmaceuticals, Inc.
(a),(b)
2,024 415,972
Amgen, Inc. 1,868 719,479
Arrowhead Pharmaceuticals, Inc.
(a),(b)
17,894 1,514,727
Biogen, Inc.
(a)
1,953 396,361
Bridgebio Pharma, Inc.
(a),(b)
26,280 2,104,765
Genmab AS
(a)
1,404 404,125
Gilead Sciences, Inc. 7,162 932,564
Grifols SA 11,664 134,051
Halozyme Therapeutics, Inc.
(a),(b)
5,425 447,780
Incyte Corp.
(a),(b)
946 113,066
Ionis Pharmaceuticals, Inc.
(a),(b)
8,164 422,650
Natera, Inc.
(a),(b)
19,871 5,320,659
Neurocrine Biosciences, Inc.
(a),(b)
843 140,612
Oruka Therapeutics, Inc.
(a),(b)
40,805 3,938,091
Regeneron Pharmaceuticals, Inc.
(b)
1,070 816,014
Swedish Orphan Biovitrum AB
(a)
13,434 665,738
Total 22,628,135
Health Care Equipment & Supplies 2.3%
Abbott Laboratories
(b)
843 89,105
Coloplast AS, Class B 1,973 130,474
Establishment Labs Holdings, Inc.
(a),(b)
24,135 2,233,453
GE HealthCare Technologies, Inc. 6,684 454,646
Glaukos Corp.
(a),(b)
13,391 2,232,548
Globus Medical, Inc., Class A
(a)
4,475 352,585
Hoya Corp. 1,400 214,084
IDEXX Laboratories, Inc.
(a),(b)
242 135,295
Insulet Corp.
(a)
3,159 522,341
Intuitive Surgical, Inc.
(a),(b)
276 97,519
Medtronic PLC 5,191 443,259
Stryker Corp. 1,974 642,932
Terumo Corp. 10,000 146,699
Zimmer Biomet Holdings, Inc. 357 33,533
Total 7,728,473
Health Care Providers & Services 2.8%
Cardinal Health, Inc.
(b)
1,778 408,993
Cencora, Inc. 1,444 449,575
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Centene Corp.
(a)
4,160 258,835
Cigna Group
(b)
3,630 1,012,952
CVS Health Corp.
(b)
12,776 1,334,198
Elevance Health, Inc.
(b)
389 146,202
HCA Healthcare, Inc. 2,199 885,295
Humana, Inc. 1,119 407,159
Labcorp Holdings, Inc. 787 243,340
McKesson Corp.
(b)
1,306 1,118,184
Quest Diagnostics, Inc. 3,788 882,642
Tenet Healthcare Corp.
(a)
655 166,881
UnitedHealth Group, Inc. 4,059 1,682,050
Universal Health Services, Inc., Class B 1,323 222,846
Total 9,219,152
Health Care Technology 0.7%
HeartFlow, Inc.
(a),(b)
89,636 2,261,516
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.
(b)
7,723 1,068,632
ICON PLC
(a)
2,119 346,594
IQVIA Holdings, Inc.
(a),(b)
2,469 580,264
Qiagen NV 1,609 66,613
Thermo Fisher Scientific, Inc. 1,868 1,072,792
West Pharmaceutical Services, Inc.
(b)
1,105 376,761
Total 3,511,656
Pharmaceuticals 1.3%
AstraZeneca PLC 392 66,499
AstraZeneca PLC 2,044 347,705
Bristol-Myers Squibb Co. 6,594 430,654
Eisai Co. Ltd. 3,900 117,245
Eli Lilly & Co.
(b)
524 601,992
Galderma Group AG 2,587 562,960
Ipsen SA 688 132,939
Johnson & Johnson
(b)
2,890 740,852
Novo Nordisk AS, Class B 664 31,408
Orion OYJ, Class B 2,612 244,188
Pfizer, Inc. 682 17,057
Sandoz Group AG 3,694 301,127
Takeda Pharmaceutical Co. Ltd. 16,200 556,237
UCB SA 1,275 327,271
Total 4,478,134
Total Health Care 49,827,066

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Industrials 13.6%
Aerospace & Defense 2.0%
Airbus SE 2,466 578,915
Boeing Co.
(a)
511 110,448
General Dynamics Corp.
(b)
776 297,534
Honeywell Aerospace, Inc.
(a)
1,915 395,907
Howmet Aerospace, Inc.
(b)
6,261 1,767,229
L3Harris Technologies, Inc. 5,143 1,424,920
Singapore Technologies Engineering Ltd. 177,900 1,397,900
StandardAero, Inc.
(a)
17,376 509,291
Total 6,482,144
Air Freight & Logistics 1.6%
CH Robinson Worldwide, Inc.
(b)
5,700 842,061
Deutsche Post AG 21,099 1,409,450
Expeditors International of Washington, Inc.
(b)
7,439 1,248,934
FedEx Corp.
(b)
3,410 1,048,234
United Parcel Service, Inc., Class B
(b)
4,681 487,854
Total 5,036,533
Building Products 0.6%
Allegion PLC 3,483 548,224
Builders FirstSource, Inc.
(a)
5,058 336,054
Johnson Controls International PLC
(b)
1,978 290,093
Masco Corp. 5,250 375,270
Trane Technologies PLC
(b)
197 89,625
UFP Industries, Inc. 4,893 424,419
Total 2,063,685
Commercial Services & Supplies 1.0%
Brink's Co.
(b)
11,083 1,312,782
Cintas Corp.
(b)
1,607 328,840
HNI Corp.
(b)
15,641 704,001
Veralto Corp. 5,015 472,263
Waste Management, Inc. 1,898 429,992
Total 3,247,878
Construction & Engineering 0.4%
AECOM
(b)
8,599 622,482
Stantec, Inc. 8,400 592,797
Total 1,215,279
Electrical Equipment 0.9%
AMETEK, Inc. 1,830 442,329
Eaton Corp. PLC 1,129 468,761
Issuer . Shares
.
Value ($)
Common Stocks (continued)
GrafTech International Ltd.
(a)
6,855 46,066
Hubbell, Inc. 1,732 818,456
Innio NV
(a)
3,078 75,165
Innio NV
(a)
13,867 338,632
Mitsubishi Electric Corp. 5,000 180,115
Siemens Energy AG 1,743 297,779
Vestas Wind Systems AS 16,902 454,959
Total 3,122,262
Ground Transportation 1.4%
Canadian National Railway Co. 4,300 546,759
Canadian Pacific Kansas City Ltd. 4,371 388,538
CSX Corp.
(b)
6,644 334,858
JB Hunt Transport Services, Inc.
(b)
2,801 761,172
Lyft, Inc., Class A
(a)
3,463 54,923
Old Dominion Freight Line, Inc. 2,366 501,923
Uber Technologies, Inc.
(a),(b)
17,173 1,208,292
Union Pacific Corp.
(b)
571 166,806
XPO, Inc.
(a),(b)
2,396 481,524
Total 4,444,795
Industrial Conglomerates 0.8%
3M Co. 8,674 1,529,053
DuPont de Nemours, Inc.
(b)
4,868 666,916
Honeywell International, Inc. 1,028 249,855
Jardine Matheson Holdings Ltd.
(b)
2,000 132,830
Siemens AG 924 302,745
Total 2,881,399
Machinery 2.0%
Allison Transmission Holdings, Inc. 5,601 641,539
Cummins, Inc. 568 360,226
Donaldson Co., Inc. 5,456 514,173
Dover Corp. 2,462 503,774
Epiroc AB, Class A 26,948 690,856
Esab Corp. 6,000 519,180
IDEX Corp. 2,844 655,401
IMI PLC 14,692 583,838
Middleby Corp.
(a)
3,004 401,274
Midera Food Processing, Inc.
(a)
2,966 142,220
Nordson Corp. 1,353 402,896
Otis Worldwide Corp.
(b)
4,416 317,731

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Parker-Hannifin Corp. 610 595,683
Total 6,328,791
Marine Transportation 0.1%
AP Moller - Maersk AS, Class B 48 128,886
Matson, Inc. 1,302 263,772
Total 392,658
Passenger Airlines 0.8%
ANA Holdings, Inc. 19,000 371,104
Delta Air Lines, Inc.
(b)
9,925 867,842
Singapore Airlines Ltd. 164,300 985,603
United Airlines Holdings, Inc.
(a)
2,758 334,628
Total 2,559,177
Professional Services 1.4%
Broadridge Financial Solutions, Inc.
(b)
2,077 319,754
CACI International, Inc., Class A
(a)
786 391,232
Equifax, Inc. 3,395 586,045
Huron Consulting Group, Inc.
(a)
3,760 570,655
Jacobs Solutions, Inc.
(b)
9,242 1,247,022
Leidos Holdings, Inc. 2,959 342,060
Mobility Global, Inc.
(a)
739 15,061
SS&C Technologies Holdings, Inc. 8,170 629,499
Upwork, Inc.
(a),(b)
48,329 442,694
Total 4,544,022
Trading Companies & Distributors 0.6%
Ferguson Enterprises, Inc. 1,675 392,503
Mitsubishi Corp. 20,900 624,759
Rexel SA 12,561 521,227
SGH Ltd. 3,441 106,415
United Rentals, Inc. 259 279,528
Total 1,924,432
Total Industrials 44,243,055
Information Technology 21.6%
Communications Equipment 0.4%
Ciena Corp.
(a),(b)
443 167,033
Cisco Systems, Inc.
(b)
5,228 606,396
F5, Inc.
(a),(b)
1,454 585,337
Motorola Solutions, Inc.
(b)
259 112,859
Total 1,471,625
Electronic Equipment, Instruments &
Components 2.7%
Amphenol Corp., Class A
(b)
1,113 178,859
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Arrow Electronics, Inc.
(a),(b)
2,255 488,365
CDW Corp.
(b)
3,934 581,485
Celestica, Inc.
(a)
4,578 1,517,333
Fabrinet
(a)
362 157,618
Flex Ltd.
(a)
7,957 905,109
Jabil, Inc.
(b)
3,712 1,169,465
Keyence Corp. 2,900 1,454,602
Keysight Technologies, Inc.
(a),(b)
499 159,221
TD SYNNEX Corp. 1,241 317,324
TDK Corp. 10,000 192,285
TE Connectivity PLC
(b)
3,672 755,294
Teledyne Technologies, Inc.
(a),(b)
172 112,758
Vontier Corp. 7,155 229,890
Zebra Technologies Corp., Class A
(a)
1,351 396,951
Total 8,616,559
IT Services 2.4%
Capgemini SE 1,872 222,507
Cognizant Technology Solutions Corp., Class
A
(b)
9,338 516,858
DigitalOcean Holdings, Inc.
(a),(b)
43,526 5,114,305
EPAM Systems, Inc.
(a)
3,598 379,805
International Business Machines Corp. 506 113,167
MongoDB, Inc.
(a),(b)
1,089 367,516
Snowflake, Inc.
(a),(b)
404 118,485
Twilio, Inc., Class A
(a),(b)
4,066 802,425
Total 7,635,068
Semiconductors & Semiconductor
Equipment 9.4%
Advanced Micro Devices, Inc.
(a),(b)
535 254,740
Advantest Corp. 2,600 513,713
Applied Materials, Inc.
(b)
1,466 744,244
ASM International NV 447 413,988
ASML Holding NV 612 1,008,543
BE Semiconductor Industries NV 2,049 469,874
Broadcom, Inc.
(b)
7,612 2,963,199
Cerebras Systems, Inc., Class A
(a)
4,576 909,297
Credo Technology Group Holding Ltd.
(a),(b)
12,697 2,628,152
Disco Corp. 1,500 536,151
First Solar, Inc.
(a),(b)
448 94,541
Intel Corp.
(a),(b)
2,443 220,359
Lam Research Corp.
(b)
11,828 3,465,841

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Lasertec Corp. 800 183,786
Lattice Semiconductor Corp.
(a)
6,880 854,978
Microchip Technology, Inc.
(b)
9,927 737,477
Micron Technology, Inc.
(b)
1,274 1,048,540
MKS, Inc.
(b)
5,731 1,704,686
NVIDIA Corp.
(b)
21,534 4,322,950
NXP Semiconductors NV
(b)
3,347 766,999
Qnity Electronics, Inc.
(b)
6,616 867,887
QUALCOMM, Inc.
(b)
1,238 182,741
Renesas Electronics Corp. 8,000 160,350
Silicon Motion Technology Corp. ADR
(b)
10,400 2,637,440
Texas Instruments, Inc.
(b)
1,582 436,221
Tower Semiconductor Ltd.
(a),(b)
11,431 2,511,048
Total 30,637,745
Software 4.9%
Adeia, Inc.
(b)
15,800 421,070
Check Point Software Technologies Ltd.
(a)
1,906 242,310
Descartes Systems Group, Inc.
(a)
1,300 97,631
Gen Digital, Inc.
(b)
45,751 1,255,865
Hut 8 Corp.
(a),(b)
43,278 4,658,010
InterDigital, Inc. 2,532 771,817
Intuit, Inc.
(b)
1,433 452,928
Microsoft Corp.
(b)
5,555 2,581,520
Nebius Group NV
(a),(b)
17,760 3,381,681
Nice Ltd. ADR
(a)
2,473 244,307
Oracle Corp.
(b)
3,009 390,779
Palantir Technologies, Inc., Class A
(a),(b)
2,365 291,037
Salesforce, Inc.
(b)
2,902 534,026
ServiceNow, Inc.
(a),(b)
1,265 140,706
Strategy, Inc.
(a),(b)
797 74,344
Trimble, Inc.
(a)
7,286 412,242
Zscaler, Inc.
(a),(b)
1,039 157,097
Total 16,107,370
Technology Hardware, Storage &
Peripherals 1.8%
Apple, Inc.
(b)
7,971 2,462,321
Dell Technologies, Inc., Class C 1,626 659,132
HP, Inc.
(b)
12,366 337,221
NetApp, Inc.
(b)
6,662 1,189,167
Samsung Electronics Co. Ltd. 3,988 694,131
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Seagate Technology Holdings PLC
(b)
838 717,437
Total 6,059,409
Total Information Technology 70,527,776
Materials 2.2%
Chemicals 0.8%
Eastman Chemical Co. 5,624 393,399
LyondellBasell Industries NV, Class A
(b)
1,573 97,652
Methanex Corp. 17,517 973,069
RPM International, Inc.
(b)
13,884 1,486,560
Shin-Etsu Chemical Co. Ltd. 2,200 78,430
Total 3,029,110
Construction Materials 0.2%
CRH PLC 5,603 532,341
Heidelberg Materials AG 752 139,996
Total 672,337
Containers & Packaging 0.2%
Ball Corp. 10,188 661,201
Metals & Mining 1.0%
Barrick Mining Corp. 8,300 304,623
Commercial Metals Co. 4,748 326,283
Endeavour Mining PLC 7,120 336,941
Equinox Gold Corp. 12,700 113,787
Fortescue Ltd. 58,239 755,724
LunR Royalties Corp.
(a)
1,085 14,357
Newmont Corp.
(b)
5,146 482,231
Norsk Hydro ASA 12,027 110,937
South32 Ltd. 117,390 374,251
Sumitomo Metal Mining Co. Ltd. 6,800 341,805
Warrior Met Coal, Inc. 4,319 342,972
Total 3,503,911
Total Materials 7,866,559
Real Estate 3.9%
Diversified REITs 0.3%
Essential Properties Realty Trust, Inc.
(b)
20,228 632,935
Nomura Real Estate Master Fund, Inc. 28 26,780
WP Carey, Inc.
(b)
4,689 345,110
Total 1,004,825
Health Care REITs 0.2%
Healthpeak Properties, Inc.
(b)
25,491 556,469
Industrial REITs 0.6%
CapitaLand Ascendas REIT 705,300 1,412,699

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
STAG Industrial, Inc. 14,399 550,906
Total 1,963,605
Office REITs 0.1%
COPT Defense Properties 12,066 458,025
Real Estate Management & Development
0.5%
CBRE Group, Inc., Class A
(a)
3,790 556,410
CoStar Group, Inc.
(a),(b)
11,228 322,917
Jones Lang LaSalle, Inc.
(a)
2,356 836,451
Total 1,715,778
Residential REITs 0.0%
Invitation Homes, Inc. 5,489 163,133
Retail REITs 0.3%
Kimco Realty Corp.
(b)
19,602 499,459
Regency Centers Corp.
(b)
4,379 351,590
Total 851,049
Specialized REITs 1.9%
Crown Castle, Inc.
(b)
7,767 592,622
Digital Realty Trust, Inc. 3,379 637,009
Equinix, Inc.
(b)
3,009 3,067,013
Extra Space Storage, Inc. 2,317 343,009
Gaming & Leisure Properties, Inc.
(b)
6,894 308,782
Lamar Advertising Co., Class A
(b)
2,107 337,036
VICI Properties, Inc.
(b)
36,031 949,416
Total 6,234,887
Total Real Estate 12,947,771
Utilities 3.7%
Electric Utilities 2.6%
American Electric Power Co., Inc.
(b)
7,324 936,373
Edison International
(b)
1,567 114,971
EDP SA 44,072 226,940
Enel SpA 149,911 1,693,005
Entergy Corp. 9,167 986,552
FirstEnergy Corp.
(b)
17,202 831,029
NextEra Energy, Inc. 5,739 498,834
NRG Energy, Inc. 4,751 638,012
OGE Energy Corp.
(b)
16,795 795,243
Southern Co.
(b)
9,218 871,470
Xcel Energy, Inc. 8,845 691,679
Total 8,284,108
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Gas Utilities 0.2%
AltaGas Ltd. 3,000 119,371
Naturgy Energy Group SA 17,920 597,809
Total 717,180
Independent Power and Renewable
Electricity Producers 0.3%
Orsted AS
(a),(c)
4,645 103,562
Talen Energy Corp.
(a)
1,739 581,000
Vistra Corp. 2,774 411,079
Total 1,095,641
Multi-Utilities 0.6%
CenterPoint Energy, Inc.
(b)
17,016 715,353
CMS Energy Corp.
(b)
1,422 102,370
Consolidated Edison, Inc.
(b)
811 88,277
NiSource, Inc.
(b)
18,167 807,159
Sempra 3,974 351,898
Total 2,065,057
Total Utilities 12,161,986
Total Common Stocks
(Cost $ 240,995,191 ) 297,199,169
Preferred Stocks 0 .1%
Health Care 0.1%
Life Sciences Tools & Services 0.1%
Sartorius AG 0.338% 941 237,164
1 1 237,164
Total Health Care 237,164
Total Preferred Stocks
(Cost $ 248,564 ) 237,164
Warrants – %
Information Technology –%
Software –%
Constellation Software, Inc. expiring
03/31/2040
(a),(d),(e)
100 —
Total Information Technology —
Total Warrants
(Cost $ – ) —
..
Value ($)
Call Option Contracts Purchased 0 .6%
(Cost $ 2,694,738 ) 2,169,041

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

..
Value ($)
Put Option Contracts Purchased 1 .5%
(Cost $ 6,051,747 ) 4,746,605
. Shares
.....
Value ($)
Money Market Funds 3 .8%
Columbia Short-Term Cash Fund, 3.813%
(f),(g)
12,569,819 12,562,277
1 1 1
Total Money Market Funds
(Cost $ 12,562,175 ) 12,562,277
Total Investments in Securities
(Cost $ 262,552,415 ) 316,914,256
1 1
Investments in Securities Sold Short
Issuer Shares Value ($)
Common Stocks Sold Short ( 30 .5 ) %
Communication Services (2.2)%
Diversified Telecommunication Services
(0.3)%
Liberty Global Ltd., Class C
(a)
(40,885) (423,568)
Lumen Technologies, Inc.
(a)
(45,055) (287,451)
Telesat Corp.
(a)
(6,318) (235,409)
TELUS Corp. (16,869) (161,007)
Total (1,107,435)
Entertainment (0.0)%
ROBLOX Corp., Class A
(a)
(4,319) (153,756)
Interactive Media & Services (1.5)%
Alphabet, Inc., Class A (2,855) (1,016,751)
Grindr, Inc.
(a)
(17,270) (299,462)
Meta Platforms, Inc., Class A (5,163) (2,874,294)
Yelp, Inc.
(a)
(11,662) (308,227)
Total (4,498,734)
Media (0.4)%
Dentsu Group, Inc. (21,000) (465,963)
Fuji Media Holdings, Inc. (17,900) (447,485)
Newsmax, Inc.
(a)
(30,662) (236,404)
Paramount Skydance Corp., Class B (33,259) (264,742)
Total (1,414,594)
Total Communication Services (7,174,519)
Consumer Discretionary (2.4)%
Automobile Components (0.0)%
Nokian Renkaat OYJ (2,893) (50,911)
Issuer Shares Value ($)
Common Stocks Sold Short (continued)
QuantumScape Corp.
(a)
(6,286) (32,813)
Total (83,724)
Automobiles (0.7)%
Livewire Group, Inc.
(a)
(16,229) (29,374)
Rivian Automotive, Inc., Class A
(a)
(3,251) (49,480)
Tesla, Inc.
(a)
(7,330) (2,281,170)
Total (2,360,024)
Diversified Consumer Services (0.1)%
Service Corp. International (3,802) (327,694)
Hotels, Restaurants & Leisure (0.6)%
Cava Group, Inc.
(a)
(2,347) (153,095)
Cracker Barrel Old Country Store, Inc. (5,702) (321,536)
Hilton Grand Vacations, Inc.
(a)
(9,813) (452,771)
Hyatt Hotels Corp., Class A (668) (116,272)
Shake Shack, Inc., Class A
(a)
(3,782) (237,321)
Texas Roadhouse, Inc. (1,156) (237,489)
United Parks & Resorts, Inc.
(a)
(6,948) (310,089)
Total (1,828,573)
Household Durables (0.4)%
KB Home (8,518) (468,234)
LGI Homes, Inc.
(a)
(6,098) (332,768)
Meritage Homes Corp. (4,526) (317,725)
Mohawk Industries, Inc.
(a)
(1,368) (168,401)
Total (1,287,128)
Leisure Products (0.1)%
Acushnet Holdings Corp. (3,673) (371,965)
Specialty Retail (0.3)%
CarMax, Inc.
(a)
(3,980) (227,895)
Carvana Co.
(a)
(2,275) (141,869)
Dick's Sporting Goods, Inc. (1,581) (309,733)
Five Below, Inc.
(a)
(1,314) (285,309)
Tractor Supply Co. (3,448) (106,095)
Total (1,070,901)
Textiles, Apparel & Luxury Goods (0.2)%
Birkenstock Holding PLC
(a)
(5,994) (232,088)
Lululemon Athletica, Inc.
(a)
(953) (113,283)
NIKE, Inc., Class B (3,941) (164,379)
On Holding AG, Class A
(a)
(2,232) (80,888)
Total (590,638)
Total Consumer Discretionary (7,920,647)

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Issuer Shares Value ($)
Common Stocks Sold Short (continued)
Consumer Staples (0.9)%
Beverages (0.2)%
Brown-Forman Corp., Class B (8,345) (239,752)
Ito En Ltd. (8,600) (160,901)
Molson Coors Beverage Co., Class B (4,946) (205,556)
National Beverage Corp. (5,608) (177,437)
Total (783,646)
Consumer Staples Distribution & Retail
(0.0)%
Sprouts Farmers Market, Inc.
(a)
(1,374) (119,758)
Food Products (0.5)%
Campbell's Co. (10,585) (232,658)
Chocoladefabriken Lindt & Spruengli AG (1) (117,751)
Ezaki Glico Co. Ltd. (6,300) (200,121)
Flowers Foods, Inc. (27,834) (195,395)
Hershey Co. (1,149) (201,132)
Hormel Foods Corp. (7,233) (180,897)
Kraft Heinz Co. (7,520) (194,392)
Lotus Bakeries NV (19) (243,697)
Total (1,566,043)
Household Products (0.1)%
Kimberly-Clark Corp. (2,019) (220,697)
Personal Care Products (0.1)%
Beiersdorf AG (2,418) (224,611)
Coty, Inc., Class A
(a)
(63,424) (174,416)
Total (399,027)
Total Consumer Staples (3,089,171)
Energy (0.0)%
Oil, Gas & Consumable Fuels (0.0)%
Tourmaline Oil Corp. (2,195) (96,938)
Total Energy (96,938)
Financials (3.3)%
Banks (1.1)%
Aozora Bank Ltd. (38,100) (722,974)
Bank of Hawaii Corp. (2,999) (239,620)
Commonwealth Bank of Australia (5,359) (669,901)
First Financial Bankshares, Inc. (19,169) (673,599)
Glacier Bancorp, Inc. (18,757) (924,532)
Japan Post Bank Co. Ltd. (18,200) (351,899)
Total (3,582,525)
Issuer Shares Value ($)
Common Stocks Sold Short (continued)
Capital Markets (1.2)%
Blackstone, Inc. (3,533) (451,341)
Bridgepoint Group PLC
(c)
(84,177) (363,805)
Brookfield Corp. (7,145) (303,670)
Coinbase Global, Inc., Class A
(a)
(6,313) (923,340)
Deutsche Bank AG (9,095) (334,750)
EQT AB (20,634) (700,849)
Moelis & Co., Class A (9,201) (617,203)
StepStone Group, Inc., Class A (6,769) (296,888)
T. Rowe Price Group, Inc. (2,493) (278,593)
Total (4,270,439)
Consumer Finance (0.1)%
SoFi Technologies, Inc.
(a)
(19,045) (310,624)
Financial Services (0.2)%
Adyen NV
(a),(c)
(213) (216,667)
Jack Henry & Associates, Inc. (874) (134,631)
Klarna Group PLC
(a)
(12,060) (228,416)
Total (579,714)
Insurance (0.7)%
Cincinnati Financial Corp. (1,441) (256,037)
Kinsale Capital Group, Inc. (1,023) (364,618)
Lemonade, Inc.
(a)
(2,357) (113,867)
Lifenet Insurance Co.
(a)
(23,000) (240,051)
Palomar Holdings, Inc.
(a)
(1,308) (174,997)
RLI Corp. (4,836) (296,157)
Selective Insurance Group, Inc. (1,451) (137,540)
Swiss Re AG (1,526) (253,949)
Trupanion, Inc.
(a)
(2,207) (54,049)
Zurich Insurance Group AG (417) (317,641)
Total (2,208,906)
Total Financials (10,952,208)
Health Care (7.9)%
Biotechnology (1.8)%
Alnylam Pharmaceuticals, Inc.
(a)
(9,215) (1,893,867)
Anavex Life Sciences Corp.
(a)
(26,705) (73,439)
ARS Pharmaceuticals, Inc.
(a)
(14,382) (73,780)
Ascendis Pharma AS
(a)
(529) (129,028)
Caris Life Sciences, Inc.
(a)
(40,303) (631,548)
CRISPR Therapeutics AG
(a)
(2,630) (126,214)

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Issuer Shares Value ($)
Common Stocks Sold Short (continued)
ImmunityBio, Inc.
(a)
(16,230) (116,369)
Krystal Biotech, Inc.
(a)
(377) (128,602)
Madrigal Pharmaceuticals, Inc.
(a)
(261) (121,971)
Mesoblast Ltd.
(a)
(6,514) (92,303)
Moderna, Inc.
(a)
(2,286) (125,319)
Recursion Pharmaceuticals, Inc., Class A
(a)
(22,312) (66,936)
TG Therapeutics, Inc.
(a)
(3,767) (195,997)
Twist Bioscience Corp.
(a)
(22,950) (2,101,072)
Vaxcyte, Inc.
(a)
(2,738) (148,071)
Total (6,024,516)
Health Care Equipment & Supplies (3.0)%
Alcon AG (36,897) (2,543,679)
Ambu AS, Class B (5,979) (66,827)
Carl Zeiss Meditec AG (2,721) (95,881)
Globus Medical, Inc., Class A
(a)
(28,800) (2,269,152)
Insulet Corp.
(a)
(2,284) (377,659)
Kestra Medical Technologies Ltd.
(a)
(5,353) (122,209)
ResMed, Inc. (18,653) (3,935,410)
TransMedics Group, Inc.
(a)
(1,071) (81,942)
Total (9,492,759)
Health Care Providers & Services (1.6)%
GMR Solutions, Inc., Class A
(a)
(11,789) (151,842)
HCA Healthcare, Inc. (1,928) (776,194)
Hims & Hers Health, Inc.
(a)
(4,034) (112,024)
Hinge Health, Inc., Class A
(a)
(1,834) (137,018)
Omada Health, Inc.
(a)
(7,698) (152,728)
Universal Health Services, Inc., Class B (24,178) (4,072,543)
Total (5,402,349)
Health Care Technology (0.6)%
Claritev Corp.
(a)
(2,377) (53,982)
Doximity, Inc., Class A
(a)
(84,362) (1,764,009)
Waystar Holding Corp.
(a)
(6,915) (145,976)
Total (1,963,967)
Life Sciences Tools & Services (0.1)%
Lonza Group AG (247) (172,154)
Pharmaceuticals (0.8)%
Corcept Therapeutics, Inc.
(a)
(2,006) (229,667)
Zoetis, Inc. (31,398) (2,426,751)
Total (2,656,418)
Total Health Care (25,712,163)
Issuer Shares Value ($)
Common Stocks Sold Short (continued)
Industrials (4.9)%
Aerospace & Defense (0.5)%
FTAI Aviation Ltd. (5,737) (1,181,822)
Hexcel Corp. (2,860) (294,437)
Redwire Corp.
(a)
(24,901) (214,647)
Total (1,690,906)
Building Products (0.1)%
Simpson Manufacturing Co., Inc. (1,866) (350,323)
Construction & Engineering (1.5)%
Arcosa, Inc. (1,888) (274,138)
Argan, Inc. (3,188) (1,818,531)
Primoris Services Corp. (12,699) (1,071,923)
Quanta Services, Inc. (2,866) (1,912,653)
Total (5,077,245)
Electrical Equipment (1.9)%
American Superconductor Corp.
(a)
(3,247) (95,364)
Amprius Technologies, Inc.
(a)
(3,443) (33,053)
Fluence Energy, Inc.
(a)
(1,693) (23,583)
GE Vernova, Inc. (3,424) (3,390,752)
GrafTech International Ltd.
(a)
(6,855) (46,066)
Sunrun, Inc.
(a)
(9,639) (94,559)
Vertiv Holdings Co., Class A (10,906) (2,634,562)
Total (6,317,939)
Ground Transportation (0.1)%
Lyft, Inc., Class A
(a)
(15,775) (250,192)
Machinery (0.6)%
Alliance Laundry Holdings, Inc.
(a)
(4,697) (123,860)
Husqvarna AB, Class B (32,484) (132,788)
Kadant, Inc. (372) (114,390)
Kornit Digital Ltd.
(a)
(4,580) (69,708)
Spirax Group PLC (847) (79,412)
VAT Group AG
(c)
(1,720) (1,287,381)
Total (1,807,539)
Marine Transportation (0.1)%
Kuehne & Nagel International AG (749) (190,742)
Passenger Airlines (0.1)%
American Airlines Group, Inc.
(a)
(13,141) (200,663)

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Issuer Shares Value ($)
Common Stocks Sold Short (continued)
Trading Companies & Distributors (0.0)%
Fastenal Co. (898) (42,844)
Total Industrials (15,928,393)
Information Technology (6.7)%
Communications Equipment (0.3)%
Calix, Inc.
(a)
(23,178) (832,090)
Electronic Equipment, Instruments &
Components (0.8)%
Fabrinet
(a)
(4,589) (1,998,096)
Novanta, Inc.
(a)
(5,396) (769,200)
Total (2,767,296)
IT Services (1.1)%
Amdocs Ltd. (1,506) (83,914)
CoreWeave, Inc., Class A
(a)
(28,272) (2,029,082)
Infosys Ltd. (20,616) (248,010)
International Business Machines Corp. (6,297) (1,408,324)
Total (3,769,330)
Semiconductors & Semiconductor
Equipment (2.6)%
ARM Holdings PLC
(a)
(4,000) (958,760)
Camtek Ltd.
(a)
(7,452) (987,092)
Entegris, Inc. (4,534) (539,773)
GLOBALFOUNDRIES, Inc. (12,644) (632,074)
KLA Corp. (11,898) (2,175,192)
Marvell Technology, Inc. (4,007) (751,553)
ON Semiconductor Corp.
(a)
(9,203) (751,057)
Power Integrations, Inc. (7,308) (443,669)
Rambus, Inc.
(a)
(11,411) (1,038,743)
Total (8,277,913)
Software (1.3)%
Circle Internet Group, Inc.
(a)
(2,886) (180,692)
Docusign, Inc.
(a)
(22,949) (1,258,294)
Guidewire Software, Inc.
(a)
(2,296) (348,854)
Workday, Inc., Class A
(a)
(16,027) (2,569,770)
Total (4,357,610)
Technology Hardware, Storage &
Peripherals (0.6)%
Dell Technologies, Inc., Class C (4,579) (1,856,189)
Total Information Technology (21,860,428)
Issuer Shares Value ($)
Common Stocks Sold Short (continued)
Materials (0.7)%
Chemicals (0.3)%
Akzo Nobel NV (3,960) (277,368)
BASF SE (6,314) (366,550)
Givaudan SA (57) (227,821)
Total (871,739)
Containers & Packaging (0.3)%
Amcor PLC (8,733) (391,937)
Greif, Inc., Class A (3,449) (298,511)
International Paper Co. (6,179) (252,289)
Total (942,737)
Metals & Mining (0.0)%
Antofagasta PLC (2,536) (126,396)
Paper & Forest Products (0.1)%
Stora Enso OYJ, Class R (39,375) (452,795)
Total Materials (2,393,667)
Real Estate (1.0)%
Diversified REITs (0.0)%
Nomura Real Estate Master Fund, Inc. (28) (26,780)
Industrial REITs (0.2)%
Segro PLC (42,440) (554,381)
Office REITs (0.2)%
SL Green Realty Corp. (10,927) (578,366)
Real Estate Management & Development
(0.2)%
Aroundtown SA
(a)
(52,100) (131,052)
Sagax AB, Class B (23,380) (410,983)
Total (542,035)
Residential REITs (0.1)%
Mid-America Apartment Communities, Inc. (2,968) (392,785)
Retail REITs (0.2)%
Unibail-Rodamco-Westfield
(a)
(5,688) (693,017)
Specialized REITs (0.1)%
Digital Realty Trust, Inc. (2,401) (452,637)
Total Real Estate (3,240,001)
Utilities (0.5)%
Electric Utilities (0.5)%
Acciona SA (1,301) (357,834)
Fortis, Inc. (10,317) (588,069)

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
6,582,062
128,181,739
(122,201,626)
102
12,562,277
—
56
139,545
12,569,819
1
Notes to Portfolio of Investments
At July 31, 2026, securities and/or cash totaling $242,299,384 were pledged as collateral.
Investments in Derivatives
Issuer Shares Value ($)
Common Stocks Sold Short (continued)
Verbund AG (8,299) (569,635)
Total (1,515,538)
Total Utilities (1,515,538)
Total Common Stocks Sold Short
(Proceeds $ 105,879,267 ) (99,883,673)
Preferred Stocks Sold Short 0 .0%
Consumer Discretionary (0.0)%
Automobiles (0.0)%
Dr. Ing hc F Porsche AG
(c)
2.369%
(1,814) (88,807)
Total Consumer Discretionary (88,807)
Total Preferred Stocks Sold Short
(Proceeds $ 160,970 ) (88,807)
Issuer Shares Value ($)
Exchange-Traded Funds Sold Short ( 0 .8 ) %
Equity Funds 0.0%
VanEck Semiconductor ETF (4,708) (2,544,815)
Total Exchange-Traded Funds Sold Short
(Proceeds $ 3,047,120 ) (2,544,815)
Total Investments in Securities Sold Short
(Proceeds: $ 109,087,357 ) (102,517,295)
Total Investments in Securities, Net of Securities Sold Short 214,396,961
Other Assets & Liabilities, Net 113,450,567
Net Assets 327,847,528
(a) Non-income producing investment.
(b) This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $(381,043), which represents (0.12)% of total net assets.
(d) Valuation based on significant unobservable inputs.
(e) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(f) The rate shown is the seven-day current annualized yield at July 31, 2026.
(g) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
July 31, 2026 are as follows:
Exchange Traded Option Contracts Purchased
Call option contracts purchased
Description
Trading
currency
Notional
amount
Number of
contracts
Exercise price/
Rate
Expiration
date Cost ($) Value ($)
Alnylam Pharmaceuticals, Inc. USD 1,171,464 57 310.00 09/18/2026 81,532 1,710
Axon Enterprise, Inc. USD 3,061,008 58 600.00 08/07/2026 216,578 72,790
Axon Enterprise, Inc. USD 1,213,848 23 550.00 08/07/2026 121,793 65,665
Celestica, Inc. USD 563,448 17 330.00 08/07/2026 37,094 27,880
Cipher Digital, Inc. USD 770,040 345 30.00 09/18/2026 222,981 57,098
Cipher Digital, Inc. USD 1,549,008 694 19.00 11/20/2026 274,392 504,884

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Call option contracts purchased (continued)
Description
Trading
currency
Notional
amount
Number of
contracts
Exercise price/
Rate
Expiration
date Cost ($) Value ($)
Coinbase Global, Inc. USD 745,926 51 172.50 08/07/2026 34,381 2,703
Datadog, Inc. USD 1,232,662 46 280.00 08/07/2026 67,117 66,930
Dell Technologies, Inc. USD 932,351 23 415.00 08/14/2026 46,177 49,738
Docusign, Inc. USD 1,261,090 230 57.00 08/14/2026 25,808 36,685
Globus Medical, Inc. USD 1,985,508 252 85.00 08/21/2026 53,928 58,590
Globus Medical, Inc. USD 267,886 34 80.00 08/21/2026 15,031 15,980
Hut 8 Corp. USD 1,485,294 138 135.00 09/18/2026 327,487 132,135
IREN Ltd. USD 1,015,680 276 65.00 09/18/2026 311,324 23,874
Iron Mountain, Inc. USD 1,394,448 114 130.00 08/07/2026 32,262 28,500
Oracle Corp. USD 1,493,505 115 130.00 08/21/2026 80,916 93,725
ResMed, Inc. USD 3,122,504 148 220.00 08/21/2026 115,390 90,280
Twilio, Inc. USD 4,519,315 229 200.00 08/07/2026 257,188 312,584
Twist Bioscience Corp. USD 1,043,670 114 90.00 08/21/2026 71,820 115,140
Twist Bioscience Corp. USD 1,052,825 115 95.00 08/21/2026 79,220 90,275
Universal Health Services, Inc. USD 3,857,276 229 165.00 08/21/2026 111,649 177,475
Workday, Inc. USD 2,196,658 137 160.00 08/14/2026 90,658 120,560
Zoetis, Inc. USD 1,151,621 149 85.00 08/21/2026 20,012 23,840
Total 2,694,738 2,169,041
Put option contracts purchased
Description
Trading
currency
Notional
amount
Number of
contracts
Exercise price/
Rate
Expiration
date Cost ($) Value ($)
Bridgebio Pharma, Inc. USD 2,322,610 290 70.00 08/21/2026 74,306 26,825
Credo Technology Group Holding Ltd. USD 1,883,609 91 170.00 08/21/2026 145,656 63,700
Datadog, Inc. USD 911,098 34 260.00 08/14/2026 61,571 57,715
Datadog, Inc. USD 1,527,429 57 240.00 08/14/2026 79,383 50,873
Definium Therapeutics, Inc. USD 1,005,312 231 40.00 08/21/2026 94,479 73,343
Definium Therapeutics, Inc. USD 1,000,960 230 35.00 08/21/2026 45,013 37,375
Dell Technologies, Inc. USD 1,378,258 34 380.00 08/07/2026 92,139 26,265
DigitalOcean Holdings, Inc. USD 669,750 57 115.00 08/28/2026 72,477 81,510
DigitalOcean Holdings, Inc. USD 940,000 80 105.00 08/28/2026 89,469 68,400
DigitalOcean Holdings, Inc. USD 669,750 57 110.00 08/28/2026 60,752 63,270
GE Vernova, Inc. USD 594,174 6 950.00 08/28/2026 31,420 26,490
Glaukos Corp. USD 2,284,064 137 150.00 08/21/2026 165,622 36,305
Glaukos Corp. USD 1,150,368 69 140.00 08/21/2026 50,985 9,143
Home Depot, Inc. USD 2,290,524 69 325.00 08/14/2026 63,254 31,223
Hut 8 Corp. USD 1,474,531 137 85.00 08/07/2026 93,612 15,413
Hut 8 Corp. USD 2,217,178 206 95.00 08/28/2026 248,065 163,770
Hut 8 Corp. USD 613,491 57 100.00 08/28/2026 53,883 65,550
Hut 8 Corp. USD 613,491 57 90.00 08/28/2026 62,986 34,770
Iron Mountain, Inc. USD 2,091,672 171 120.00 08/07/2026 64,563 53,010
iShares Russell 2000 ETF USD 16,773,120 576 290.00 08/21/2026 302,988 251,424
iShares Russell 2000 ETF USD 16,627,520 571 288.00 08/28/2026 315,677 257,236
iShares Russell 2000 ETF USD 5,328,960 183 295.00 08/28/2026 125,609 136,884
Marvell Technology, Inc. USD 1,312,920 70 225.00 08/14/2026 146,959 277,724
Marvell Technology, Inc. USD 656,460 35 220.00 08/14/2026 78,730 125,125
Marvell Technology, Inc. USD 1,069,092 57 185.00 08/21/2026 72,589 81,225
Mercury Systems, Inc. USD 1,058,390 109 90.00 08/21/2026 85,046 58,315
Meta Platforms, Inc. USD 1,892,814 34 585.00 08/07/2026 63,874 105,400
MKS, Inc. USD 1,368,270 46 270.00 08/21/2026 80,597 69,690
MKS, Inc. USD 327,195 11 280.00 08/21/2026 20,714 22,550

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Put option contracts purchased (continued)
Description
Trading
currency
Notional
amount
Number of
contracts
Exercise price/
Rate
Expiration
date Cost ($) Value ($)
Nebius Group NV USD 1,313,829 69 175.00 08/28/2026 147,735 146,625
Nebius Group NV USD 1,523,280 80 150.00 08/28/2026 106,908 86,000
Nebius Group NV USD 647,394 34 160.00 08/28/2026 96,730 48,280
Rush Street Interactive, Inc. USD 3,073,122 1,142 30.00 08/21/2026 231,867 393,989
Salesforce, Inc. USD 2,116,230 115 175.00 08/21/2026 85,508 44,850
SharkNinja, Inc. USD 2,588,320 160 155.00 08/21/2026 124,363 107,200
SharkNinja, Inc. USD 1,294,160 80 140.00 08/21/2026 61,820 20,600
Silicon Motion Technology Corp. USD 583,280 23 240.00 08/21/2026 67,786 39,330
Silicon Motion Technology Corp. USD 583,280 23 230.00 08/21/2026 60,789 26,795
Silicon Motion Technology Corp. USD 583,280 23 220.00 08/21/2026 42,249 23,115
Snowflake, Inc. USD 2,668,848 91 270.00 08/14/2026 131,339 43,453
Twilio, Inc. USD 670,990 34 180.00 08/07/2026 29,429 25,500
Twilio, Inc. USD 1,795,885 91 185.00 08/14/2026 136,065 89,180
VanEck Semiconductor ETF USD 7,405,261 137 510.00 08/21/2026 384,844 191,458
VanEck Semiconductor ETF USD 2,486,438 46 520.00 08/21/2026 121,834 81,305
VanEck Semiconductor ETF USD 11,134,918 206 520.00 08/28/2026 631,544 436,204
VanEck Semiconductor ETF USD 7,459,314 138 515.00 08/28/2026 361,460 269,100
VanEck Semiconductor ETF USD 6,162,042 114 510.00 09/18/2026 267,109 299,250
Workday, Inc. USD 913,938 57 140.00 08/07/2026 19,950 3,848
Total 6,051,747 4,746,605
Exchange Traded Option Contracts Written
Call option contracts written
Description
Trading
currency
Notional
amount
Number of
contracts
Exercise
price/Rate
Expiration
date
Premium
received ($) Value ($)
SharkNinja, Inc. USD (2,588,320) (160) 185.00 08/21/2026 (41,100) (42,000)
Snowflake, Inc. USD (2,698,176) (92) 330.00 08/07/2026 (19,107) (8,602)
Total (60,207) (50,602)
Put option contracts written
Description
Trading
currency
Notional
amount
Number of
contracts
Exercise
price/Rate
Expiration
date
Premium
received ($) Value ($)
Marvell Technology, Inc. USD (1,069,092) (57) 165.00 08/07/2026 (21,235) (13,709)
Marvell Technology, Inc. USD (431,388) (23) 170.00 08/14/2026 (10,248) (13,685)
Marvell Technology, Inc. USD (1,519,236) (81) 160.00 08/14/2026 (29,347) (28,350)
Marvell Technology, Inc. USD (1,312,920) (70) 165.00 08/14/2026 (24,277) (31,675)
VanEck Semiconductor ETF USD (2,486,438) (46) 480.00 08/07/2026 (30,529) (8,050)
VanEck Semiconductor ETF USD (6,162,042) (114) 440.00 08/21/2026 (66,651) (33,687)
VanEck Semiconductor ETF USD (7,459,314) (138) 470.00 08/21/2026 (87,287) (84,180)
VanEck Semiconductor ETF USD (6,162,042) (114) 450.00 08/28/2026 (54,930) (69,540)
Total (324,504) (282,876)
Total return swap contracts

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Fund receives Fund pays
Payment
frequency Counterparty
Maturity
date
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
Fed Funds Rate minus
4.000
Total return
on Summit
Partners
Custom
Basket* Monthly
Morgan Stanley
& Co. LLC 06/29/2028 USD 3,299,537 (362,905) 296 — — (363,201)
Total return on Castle
Biosciences, Inc.
Fed Funds
Rate plus
0.550% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 USD 2,281,564 373,803 — — 373,803 —
Total return on Arrowhead
Pharmaceuticals, Inc.
Fed Funds
Rate plus
0.550% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 USD 1,836,940 324,738 — — 324,738 —
Total return on Snowflake,
Inc.
Fed Funds
Rate plus
0.550% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 USD 2,493,864 191,758 — — 191,758 —
Total return on SharkNinja,
Inc.
Fed Funds
Rate plus
0.550% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 USD 2,380,843 181,535 — — 181,535 —
Total return on Glaukos
Corp.
Fed Funds
Rate plus
0.550% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 USD 2,132,710 130,384 — — 130,384 —
Total return on Datadog,
Inc.
Fed Funds
Rate plus
0.550% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 USD 2,424,834 27,676 — — 27,676 —
Total return on
Establishment Labs
Holdings, Inc.
Fed Funds
Rate plus
0.550% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 USD 1,144,259 22,117 — — 22,117 —
Total return on Oruka
Therapeutics, Inc.
Fed Funds
Rate plus
0.550% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 USD 40,985 4,588 — — 4,588 —
Total return on Bridgebio
Pharma, Inc.
Fed Funds
Rate plus
0.550% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 USD 583,745 (19,234) — — — (19,234)
Total return on Abivax SA
Fed Funds
Rate plus
0.550% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 USD 260,734 (23,371) — — — (23,371)
Total return on Ionis
Pharmaceuticals, Inc.
Fed Funds
Rate plus
0.550% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 USD 429,521 (24,029) — — — (24,029)
Total return on SOITEC
1 day EUR STR
plus 0.650% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 EUR 1,590,094 (27,748) 189 — — (27,937)
Total return on Mercury
Systems, Inc.
Fed Funds
Rate plus
0.550% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 USD 1,128,320 (72,489) 109 — — (72,598)
Total return on HeartFlow,
Inc.
Fed Funds
Rate plus
0.550% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 USD 989,066 (75,157) — — — (75,157)
Total return on Guardant
Health, Inc.
Fed Funds
Rate plus
0.550% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 USD 9,808,562 (76,618) — — — (76,618)
Total return on Iron
Mountain, Inc.
Fed Funds
Rate plus
0.550% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 USD 4,292,890 (87,929) 302 — — (88,231)
Total return on Credo
Technology Group
Holding Ltd.
Fed Funds
Rate plus
0.550% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 USD 1,014,888 (90,288) — — — (90,288)

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Fund receives Fund pays
Payment
frequency Counterparty
Maturity
date
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
Total return on Definium
Therapeutics, Inc.
Fed Funds
Rate plus
0.550% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 USD 2,101,707 (97,374) — — — (97,374)
Total return on NVIDIA
Corp.
Fed Funds
Rate plus
0.550% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 USD 2,216,375 (126,673) — — — (126,673)
Total return on Alkermes
PLC
Fed Funds
Rate plus
0.550% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 USD 2,420,397 (143,726) — — — (143,726)
Total return on Rush
Street Interactive, Inc.
Fed Funds
Rate plus
0.550% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 USD 809,584 (149,507) — — — (149,507)
Total return on Twilio, Inc.
Fed Funds
Rate plus
0.550% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 USD 3,763,085 (259,421) — — — (259,421)
Total return on Sandisk
Corp.
Fed Funds
Rate plus
0.550% Monthly
Morgan Stanley
& Co. LLC 07/17/2028 USD 5,412,958 (1,109,898) — — — (1,109,898)
Total (1,489,768) 896 — 1,256,599 (2,747,263)
Additional information - Total return basket swaps
* The following table represents the individual positions and related values within the Summit Partners Custom Basket total return basket swap as of July 31, 2026:
Description Shares Value ($) Weight (%)
ACM Research, Inc., Class A (1,063) (83,385) 2.84
Advanced Micro Devices, Inc. (189) (90,029) 3.07
Applied Digital Corp. (2,059) (56,389) 1.92
Arteris, Inc. (2,586) (77,278) 2.64
AST SpaceMobile, Inc. (837) (49,342) 1.68
Astera Labs, Inc. (276) (86,021) 2.93
Bandwidth, Inc., Class A (1,438) (56,290) 1.92
BlackSky Technology, Inc. (2,247) (51,787) 1.77
Bloom Energy Corp., Class A (326) (66,995) 2.29
BrightSpring Health Services, Inc. (1,660) (99,100) 3.38
Core Scientific, Inc. (3,405) (70,561) 2.41
DigitalOcean Holdings, Inc. (570) (67,016) 2.29
Flex Ltd. (617) (70,174) 2.39
Frequency Electronics, Inc. (1,372) (79,553) 2.71
Garrett Motion, Inc. (3,120) (97,179) 3.31
Hut 8 Corp. (736) (79,213) 2.70
Intel Corp. (909) (82,029) 2.80
Intuitive Machines, Inc. (2,502) (30,879) 1.05
Kopin Corp. (16,189) (56,985) 1.94
Kulicke & Soffa Industries, Inc. (908) (81,008) 2.76
Lattice Semiconductor Corp. (651) (80,934) 2.76
Liquidia Corp. (1,782) (149,902) 5.11
Marvell Technology, Inc. (337) (63,265) 2.16
MaxLinear, Inc. (1,114) (74,405) 2.54
Micron Technology, Inc. (93) (76,237) 2.60
MYR Group, Inc. (218) (72,717) 2.48
Navitas Semiconductor Corp. (3,383) (36,736) 1.25
ON Semiconductor Corp. (766) (62,509) 2.13
Ouster, Inc. (2,138) (83,390) 2.84
Planet Labs PBC (2,060) (42,192) 1.44

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

The following table represents the contracts for differences underlying the swap arrangement as of July 31, 2026. Percentages represent the unrealized appreciation
(depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description Shares Value ($) Weight (%)
Rocket Lab Corp. (800) (51,955) 1.77
Sandisk Corp. (57) (69,787) 2.38
Semtech Corp. (591) (69,579) 2.37
SiTime Corp. (140) (74,902) 2.55
Sterling Infrastructure, Inc. (113) (67,191) 2.29
T1 Energy, Inc. (8,204) (34,209) 1.17
Terawulf, Inc. (3,722) (65,731) 2.24
TTM Technologies, Inc. (548) (63,234) 2.16
Viasat, Inc. (1,360) (104,659) 3.57
Vicor Corp. (297) (61,540) 2.10
Western Digital Corp. (175) (95,395) 3.25
OTC Swap arrangements - contracts for differences
Fund receives Fund pays
Payment
frequency Counterparty
Maturity
date
Notional
currency
Notional
amount
Value
($)
Cash &
other
receiable
(payable) ($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
Appreciation on
underlying contracts
for differences
(CFDs), accrued
income on long
CFDs, and 1-Day
Overnight Fed Funds
Effective Rate less
a spread of 0-187.5
bps on short CFDs
Depreciation on
underlying CFDs,
accrued income on
underlying short
CFDs, and 1-Day
Overnight Fed Funds
Effective Rate plus a
spread of 0-40 bps on
long CFDs Monthly
Morgan
Stanley & Co.
LLC 04/27/2028 USD 99,559,740 (999,588) (375,574) — (1,375,162)
Description Shares Notional Amount ($) Appreciation (Depreciation) ($) (%)
Long Equity Contracts for Differences
Communication Services
Diversified Telecommunication Services
Deutsche Telekom AG 35,813 1,075,436 29,788 ( 2 .2 )
Interactive Media & Services
Scout24 SE 1,114 86,705 8,802 ( 0 .6 )
Wireless Telecommunication Services
Airtel Africa PLC 47,621 212,113 2,843 ( 0 .2 )
Consumer Discretionary
Automobile Components
Magna International, Inc. 5,500 360,972 16,222 ( 1 .2 )
Hotels, Restaurants & Leisure
Amadeus IT Group SA 2,351 133,038 12,059 ( 0 .9 )
Leisure Products
Shimano, Inc. 3,100 351,565 39,749 ( 2 .9 )
Textiles, Apparel & Luxury Goods
Kering SA 684 188,588 37,182 ( 2 .7 )
Consumer Staples
Beverages
Asahi Group Holdings Ltd. 93,700 944,367 33,504 ( 2 .4 )
Personal Care Products
Shiseido Co. Ltd. 35,000 650,860 40,517 ( 2 .9 )

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Description Shares Notional Amount ($) Appreciation (Depreciation) ($) (%)
Tobacco
IMPERIAL BRANDS PLC 5,794 217,999 1,889 ( 0 .1 )
Energy
Oil, Gas & Consumable Fuels
ENEOS Holdings, Inc. 148,200 1,194,685 29,229 ( 2 .1 )
Idemitsu Kosan Co. Ltd. 26,900 216,861 3,357 ( 0 .2 )
Suncor Energy, Inc. 21,900 1,441,986 28,689 ( 2 .1 )
Shell PLC 9,937 437,781 17,052 ( 1 .2 )
OMV AG 13,305 966,673 6,257 ( 0 .5 )
Financials
Banks
HSBC HOLDINGS PLC 5,312 109,936 3,185 ( 0 .2 )
Banco Comercial Portugues SA, Class R 101,740 123,818 1,537 ( 0 .1 )
Resona Holdings, Inc. 11,400 164,687 (10,094) 0 .7
Toronto-Dominion Bank 6,800 814,949 168 0 .0
NatWest Group PLC 130,267 1,173,667 55,094 ( 4 .0 )
Danske Bank AS 6,134 340,070 12,940 ( 0 .9 )
Intesa Sanpaolo SpA 24,523 180,338 5,038 ( 0 .4 )
Barclays PLC 62,722 439,211 (8,089) 0 .6
Financial Services
EXOR NV 4,071 315,466 10,543 ( 0 .8 )
Wise Group PLC, Class A 38,045 443,660 10,748 ( 0 .8 )
Insurance
Allianz SE 243 118,097 2,941 ( 0 .2 )
Health Care
Biotechnology
Argenx SE 179 163,844 (10,531) 0 .8
Life Sciences Tools & Services
Eurofins Scientific SE 1,363 102,984 4,504 ( 0 .3 )
Lonza Group AG 158 105,913 4,209 ( 0 .3 )
Industrials
Aerospace & Defense
Rolls-Royce Holdings PLC 15,127 285,403 16,376 ( 1 .2 )
Leonardo SpA 3,674 218,481 15,680 ( 1 .1 )
CSG NV, Class A 6,685 118,013 9,337 ( 0 .7 )
Thales SA 317 85,273 4,971 ( 0 .4 )
Commercial Services & Supplies
Brambles Ltd. 50,793 664,144 33,127 ( 2 .4 )
TOPPAN Holdings, Inc. 7,400 219,272 (11,770) 0 .9
Construction & Engineering
WSP Global, Inc. 5,600 639,920 44,256 ( 3 .2 )
Vinci SA 2,185 294,255 14,251 ( 1 .0 )
Electrical Equipment
Fujikura Ltd. 3,800 106,589 (10,159) 0 .7
Ground Transportation
TFI International, Inc. 2,800 421,802 (43,522) 3 .2
Machinery
Knorr-Bremse AG 2,127 257,279 (4,303) 0 .3

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Description Shares Notional Amount ($) Appreciation (Depreciation) ($) (%)
Rational AG 269 198,809 10,623 ( 0 .8 )
Professional Services
Randstad NV 2,920 121,244 2,201 ( 0 .2 )
RELX PLC 5,349 183,076 5,058 ( 0 .4 )
Recruit Holdings Co. Ltd. 11,900 876,085 64,977 ( 4 .7 )
Information Technology
Electronic Equipment, Instruments & Components
Murata Manufacturing Co. Ltd. 2,500 126,889 (12,978) 0 .9
Celestica, Inc. 700 213,487 18,142 ( 1 .3 )
IT Services
Indra Sistemas SA 1,598 97,028 8,035 ( 0 .6 )
Technology Hardware, Storage & Peripherals
FUJIFILM Holdings Corp. 7,100 157,224 9,908 ( 0 .7 )
Materials
Chemicals
Toray Industries, Inc. 42,700 300,928 5,797 ( 0 .4 )
EMS-Chemie Holding AG 702 677,527 33,345 ( 2 .4 )
Construction Materials
Holcim AG 5,035 455,891 1,409 ( 0 .1 )
Metals & Mining
Kinross Gold Corp. 14,000 334,177 (11,404) 0 .8
Fresnillo PLC 2,771 94,029 (685) 0 .0
Pan American Silver Corp. 7,400 325,828 (7,203) 0 .5
Real Estate
Retail REITs
Klepierre SA 2,528 111,152 3,672 ( 0 .3 )
Utilities
Gas Utilities
Naturgy Energy Group SA 42,004 1,435,802 (34,554) 2 .5
Independent Power and Renewable Electricity Producers
Brookfield Renewable Corp., Class A 21,350 716,739 (4,285) 0 .3
Multi-Utilities
National Grid PLC 60,899 1,004,432 (29,691) 2 .2
Total 23,817,044 519,943
Description Shares Notional Amount ($) Appreciation (Depreciation) ($) (%)
Short Equity Contracts for Differences
Communication Services
Diversified Telecommunication Services
Elisa OYJ (3,720) (146,275) (3,748) 0 .3
Comcast Corp., Class A (33,610) (749,335) (55,961) 4 .1
BCE, Inc. (29,400) (627,134) (10,633) 0 .8
Verizon Communications, Inc. (13,337) (618,570) (5,735) 0 .4
AST SpaceMobile, Inc. (2,374) (134,691) (5,327) 0 .4
BT Group PLC (364,304) (937,099) (49,305) 3 .6
TELUS Corp. (36,726) (375,035) 24,502 ( 1 .8 )
Telenor ASA (25,762) (354,055) (9,644) 0 .7
Entertainment

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Description Shares Notional Amount ($) Appreciation (Depreciation) ($) (%)
Nexon Co. Ltd. (48,400) (673,336) (85,210) 6 .2
Live Nation Entertainment, Inc. (805) (142,678) 2,504 ( 0 .2 )
Take-Two Interactive Software, Inc. (1,736) (408,229) (13,480) 1 .0
Toho Co. Ltd. (54,300) (479,681) (39,754) 2 .9
Capcom Co. Ltd. (5,400) (110,938) (24,712) 1 .8
Liberty Media Corp.-Liberty Formula One, Class C (3,252) (315,607) (3,512) 0 .3
Interactive Media & Services
LY Corp. (149,800) (398,228) (19,151) 1 .4
Media
Informa PLC (73,377) (861,593) (17,436) 1 .3
Charter Communications, Inc., Class A (3,296) (429,596) (48,258) 3 .5
Omnicom Group, Inc. (1,380) (109,931) 1,325 ( 0 .1 )
Wireless Telecommunication Services
Rogers Communications, Inc., Class B (14,200) (465,675) (15,070) 1 .1
SoftBank Group Corp. (11,700) (392,989) 28,563 ( 2 .1 )
Millicom International Cellular SA (3,235) (305,837) (3,041) 0 .2
Consumer Discretionary
Automobiles
Rivian Automotive, Inc., Class A (12,421) (196,749) 7,701 ( 0 .6 )
Tesla, Inc. (503) (157,454) 915 ( 0 .1 )
Suzuki Motor Corp. (64,600) (776,602) (66,657) 4 .8
Ford Motor Co. (43,037) (622,122) (9,661) 0 .7
Renault SA (7,058) (209,938) (12,927) 0 .9
Broadline Retail
Wesfarmers Ltd. (5,151) (314,081) (8,554) 0 .6
Distributors
Genuine Parts Co. (2,538) (315,245) (406) 0 .0
Diversified Consumer Services
PEARSON PLC (29,029) (481,922) (7,932) 0 .6
Hotels, Restaurants & Leisure
Galaxy Entertainment Group Ltd. (261,000) (1,052,378) (85,841) 6 .2
Lottery Corp. Ltd. (186,307) (708,283) (21,665) 1 .6
Starbucks Corp. (3,381) (349,088) (6,762) 0 .5
Sodexo SA (9,577) (604,821) (24,931) 1 .8
Zensho Holdings Co. Ltd. (4,300) (239,678) (28,820) 2 .1
Oriental Land Co. Ltd. (16,800) (275,221) (60,101) 4 .4
Restaurant Brands International, Inc. (3,799) (275,627) (5,344) 0 .4
Darden Restaurants, Inc. (1,921) (377,112) (13,966) 1 .0
Household Durables
PulteGroup, Inc. (2,017) (259,689) 4,599 ( 0 .3 )
Garmin Ltd. (452) (109,850) (22,939) 1 .7
Sekisui House Ltd. (23,200) (500,995) (6,906) 0 .5
SharkNinja, Inc. (3,664) (544,470) (48,255) 3 .5
NVR, Inc. (52) (333,563) 13,916 ( 1 .0 )
Specialty Retail
AUTOZONE INC (36) (106,467) (2,118) 0 .2
Dick's Sporting Goods, Inc. (2,832) (583,505) 28,688 ( 2 .1 )
Lowe's Cos., Inc. (5,005) (1,039,238) (851) 0 .1
Home Depot, Inc. (638) (212,441) 651 0 .0

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Description Shares Notional Amount ($) Appreciation (Depreciation) ($) (%)
Consumer Staples
Beverages
DIAGEO PLC (23,877) (497,239) (27,299) 2 .0
Coca-Cola Co. (14,615) (1,202,084) (78,044) 5 .7
PepsiCo, Inc. (1,064) (145,385) (3,107) 0 .2
Keurig Dr. Pepper, Inc. (11,202) (332,475) (16,131) 1 .2
Consumer Staples Distribution & Retail
Seven & i Holdings Co. Ltd. (40,500) (530,781) (6,254) 0 .5
Woolworths Group Ltd. (3,975) (108,839) (2,086) 0 .2
Walmart, Inc. (4,232) (463,277) (7,321) 0 .5
J Sainsbury PLC (95,566) (439,432) (21,417) 1 .6
Food Products
ASSOCIATED BRITISH FOODS PLC (13,473) (358,328) (20,189) 1 .5
Salmar ASA (5,253) (278,955) (7,428) 0 .5
Orkla ASA (49,453) (526,778) (22,543) 1 .6
Mowi ASA (7,287) (151,131) (4,921) 0 .4
Lotus Bakeries NV (19) (231,767) (11,930) 0 .9
Personal Care Products
Beiersdorf AG (4,507) (397,665) (20,995) 1 .5
Energy
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc. (4,391) (893,115) 1,961 ( 0 .1 )
ONEOK, Inc. (4,150) (386,614) 9,753 ( 0 .7 )
Equinor ASA (14,071) (576,767) (860) 0 .1
Woodside Energy Group Ltd. (50,721) (1,147,400) (39,721) 2 .9
Texas Pacific Land Corp. (875) (367,010) 14,753 ( 1 .1 )
Whitecap Resources, Inc. (52,900) (617,475) (6,676) 0 .5
Devon Energy Corp. (16,106) (725,414) (1,450) 0 .1
EOG Resources, Inc. (3,163) (463,032) (7,275) 0 .5
Bollore SE (34,351) (153,539) 131 0 .0
Financials
Banks
Banque Cantonale Vaudoise (3,513) (547,040) (4,820) 0 .4
National Australia Bank Ltd. (5,689) (160,581) (4,149) 0 .3
Pinnacle Financial Partners, Inc. (2,484) (254,858) (6,533) 0 .5
Capital Markets
Blackstone, Inc. (1,058) (137,540) 2,381 ( 0 .2 )
LPL Financial Holdings, Inc. (1,083) (358,105) (24,952) 1 .8
Robinhood Markets, Inc., Class A (2,003) (190,105) 16,725 ( 1 .2 )
Futu Holdings Ltd., ADR (1,616) (160,566) (9,308) 0 .7
Japan Exchange Group, Inc. (39,600) (537,368) (1,315) 0 .1
Nomura Holdings, Inc. (18,600) (181,746) 1,801 ( 0 .1 )
Consumer Finance
SoFi Technologies, Inc. (8,578) (141,194) 1,287 ( 0 .1 )
Financial Services
M&G PLC (105,818) (502,085) (9,090) 0 .7
Infratil Ltd. (35,059) (315,002) 10,662 ( 0 .8 )
Berkshire Hathaway, Inc.-cl B (219) (108,390) (3,638) 0 .3
Investor AB, Class B (28,965) (1,203,916) (47,310) 3 .4

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Description Shares Notional Amount ($) Appreciation (Depreciation) ($) (%)
Washington H Soul Pattinson & Co. Ltd. (3,592) (114,142) (2,436) 0 .2
Global Payments, Inc. (1,817) (147,032) (5,742) 0 .4
Affirm Holdings, Inc., Class A (900) (63,207) (1,152) 0 .1
Poste Italiane SpA (3,302) (98,255) (1,639) 0 .1
Insurance
Sompo Holdings, Inc. (10,500) (452,139) (14,025) 1 .0
Aflac, Inc. (897) (112,663) (1,686) 0 .1
Brown & Brown, Inc. (6,784) (459,005) (18,588) 1 .4
T&D Holdings, Inc. (6,300) (196,374) (2,176) 0 .2
Mortgage Real Estate Investment Trusts
Annaly Capital Management, Inc. (34,301) (770,057) (9,261) 0 .7
Health Care
Biotechnology
CSL Ltd. (7,510) (599,468) (49,849) 3 .6
Revolution Medicines, Inc. (678) (128,298) 1,153 ( 0 .1 )
Health Care Equipment & Supplies
Stryker Corp. (1,342) (443,196) 6,106 ( 0 .4 )
Zimmer Biomet Holdings, Inc. (8,042) (734,637) (20,748) 1 .5
Siemens Healthineers AG (7,370) (294,025) (19,824) 1 .4
Demant AS (8,699) (362,268) (14,258) 1 .0
Health Care Providers & Services
Fresenius Medical Care AG (4,049) (199,360) (8,442) 0 .6
Health Care Technology
Pro Medicus Ltd. (3,538) (395,160) (7,319) 0 .5
Pharmaceuticals
Shionogi & Co. Ltd. (10,700) (186,594) (6,876) 0 .5
Novo Nordisk AS, Class B (2,209) (107,796) 3,307 ( 0 .2 )
Bayer AG (2,000) (104,823) (6,168) 0 .4
Industrials
Aerospace & Defense
Hensoldt AG (2,752) (249,894) (2,902) 0 .2
Kongsberg Gruppen ASA (17,546) (531,023) (17,342) 1 .3
Building Products
Carrier Global Corp. (5,857) (403,430) 41,409 ( 3 .0 )
Builders FirstSource, Inc. (3,911) (284,955) 25,109 ( 1 .8 )
Daikin Industries Ltd. (800) (116,669) 785 ( 0 .1 )
Carlisle Cos., Inc. (1,376) (462,391) (32,859) 2 .4
Nibe Industrier AB, Class B (68,125) (260,912) (12,169) 0 .9
Lennox International, Inc. (671) (363,098) 84,043 ( 6 .1 )
Commercial Services & Supplies
RB Global, Inc. (5,900) (658,721) 11,588 ( 0 .8 )
Waste Management, Inc. (3,766) (899,133) 45,945 ( 3 .3 )
Republic Services, Inc. (3,746) (812,545) 23,825 ( 1 .7 )
Construction & Engineering
HOCHTIEF AG (213) (108,438) (730) 0 .1
Taisei Corp. (3,500) (292,299) 8,791 ( 0 .6 )
Electrical Equipment
Eaton Corp. PLC (810) (327,297) (9,015) 0 .7

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Description Shares Notional Amount ($) Appreciation (Depreciation) ($) (%)
Furukawa Electric Co. Ltd. (6,700) (132,637) 4,788 ( 0 .3 )
NIDEC Corp. (10,600) (165,009) (5,204) 0 .4
Ground Transportation
Central Japan Railway Co. (5,200) (123,597) (5,804) 0 .4
MTR Corp. Ltd. (146,000) (599,856) (16,143) 1 .2
Ayvens SA (26,638) (352,218) (6,801) 0 .5
Industrial Conglomerates
Keppel Ltd. (75,300) (663,697) (8,804) 0 .6
Hikari Tsushin, Inc. (3,300) (754,337) (52,567) 3 .8
Siemens AG (854) (264,563) (15,247) 1 .1
Machinery
Ingersoll Rand, Inc. (5,723) (483,021) 5,837 ( 0 .4 )
Alstom SA (6,110) (111,311) (1,883) 0 .1
Komatsu Ltd. (2,400) (97,351) (6,785) 0 .5
Kawasaki Heavy Industries Ltd. (31,000) (527,347) (2,277) 0 .2
IHI Corp. (24,500) (430,690) 2,309 ( 0 .2 )
Deere & Co. (1,188) (746,254) 42,162 ( 3 .1 )
Snap-on, Inc. (491) (198,423) (3,088) 0 .2
Alfa Laval AB (25,997) (1,538,749) 297 0 .0
SMC Corp. (800) (346,734) 1,086 ( 0 .1 )
Minebea Mitsumi, Inc. (8,600) (203,943) 8,085 ( 0 .6 )
Fortive Corp. (15,642) (974,653) 48,490 ( 3 .5 )
Marine Transportation
Nippon Yusen KK (2,700) (98,044) (5,629) 0 .4
Passenger Airlines
Deutsche Lufthansa AG (36,536) (364,107) (19,267) 1 .4
United Airlines Holdings, Inc. (915) (109,601) (1,416) 0 .1
Qantas Airways Ltd. (111,826) (780,713) 2,514 ( 0 .2 )
Professional Services
TransUnion (1,324) (101,299) (2,794) 0 .2
Paychex, Inc. (14,151) (1,606,846) (46,557) 3 .4
Trading Companies & Distributors
Marubeni Corp. (12,000) (393,539) 5,691 ( 0 .4 )
Beijer Ref AB, Class B (14,648) (205,813) (904) 0 .1
Watsco, Inc. (536) (194,037) 28,253 ( 2 .1 )
Mitsui & Co. Ltd. (5,300) (160,736) (1,890) 0 .1
Sunbelt Rentals Holdings, Inc. (4,813) (363,589) 18,756 ( 1 .4 )
Information Technology
Communications Equipment
Nokia OYJ (28,862) (266,992) 223 0 .0
Lumentum Holdings, Inc. (142) (101,500) 120 0 .0
Electronic Equipment, Instruments & Components
Hexagon AB, Class B (12,600) (109,717) (14,652) 1 .1
IT Services
Nomura Research Institute Ltd. (3,500) (105,484) 1,942 ( 0 .1 )
CoreWeave, Inc., Class A (1,506) (111,522) 3,437 ( 0 .2 )
Semiconductors & Semiconductor Equipment
Astera Labs, Inc. (372) (116,510) 733 ( 0 .1 )

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Description Shares Notional Amount ($) Appreciation (Depreciation) ($) (%)
STMicroelectronics NV (2,034) (107,865) (788) 0 .1
Software
Xero Ltd. (5,605) (241,212) (38,618) 2 .8
Palo Alto Networks, Inc. (900) (291,411) (7,236) 0 .5
WiseTech Global Ltd. (4,919) (103,198) (23,589) 1 .7
Dassault Systemes SE (15,624) (353,438) (10,054) 0 .7
Cadence Design Systems, Inc. (200) (65,248) (2,756) 0 .2
Technology Hardware, Storage & Peripherals
IonQ, Inc. (3,474) (114,086) (12,506) 0 .9
Materials
Chemicals
Corteva, Inc. (6,297) (562,007) 66,370 ( 4 .8 )
AIR PRODUCTS AND CHEMICALS INC (1,848) (550,464) 5,507 ( 0 .4 )
Resonac Holdings Corp. (1,000) (88,583) 5,284 ( 0 .4 )
Sherwin-Williams Co. (900) (285,759) (21,006) 1 .5
DSM-Firmenich AG (4,198) (388,840) (63,737) 4 .6
Construction Materials
Vulcan Materials Co. (1,611) (450,597) 17,930 ( 1 .3 )
Amrize Ltd. (2,395) (117,954) 814 ( 0 .1 )
Containers & Packaging
Amcor PLC (3,926) (174,864) (1,335) 0 .1
Packaging Corp. of America (2,485) (632,159) 21,247 ( 1 .5 )
Metals & Mining
ANTOFAGASTA PLC (7,246) (350,663) (10,483) 0 .8
JX Advanced Metals Corp. (9,000) (207,212) (1,301) 0 .1
Wheaton Precious Metals Corp. (4,000) (437,869) 2,786 ( 0 .2 )
Franco-Nevada Corp. (2,800) (600,987) 5,294 ( 0 .4 )
Northern Star Resources Ltd. (10,637) (148,153) 737 ( 0 .1 )
Nippon Steel Corp. (203,700) (767,419) (62,418) 4 .5
ArcelorMittal SA (2,132) (142,989) (7,610) 0 .6
Paper & Forest Products
Stora Enso OYJ, Class R (38,727) (417,881) (27,462) 2 .0
Svenska Cellulosa AB SCA, Class B (43,333) (467,797) (24,862) 1 .8
Holmen AB, Class B (25,623) (820,333) (48,621) 3 .5
Real Estate
Industrial REITs
Goodman Group (62,480) (1,249,231) (51,535) 3 .7
Office REITs
Nippon Building Fund, Inc. (540) (443,885) (11,608) 0 .8
Real Estate Management & Development
Daito Trust Construction Co. Ltd. (40,200) (805,499) (45,723) 3 .3
FirstService Corp. (6,000) (824,593) (20,590) 1 .5
CBRE Group, Inc., Class A (1,730) (241,266) (12,716) 0 .9
Swiss Prime Site AG (1,892) (300,174) (8,411) 0 .6
Hulic Co. Ltd. (86,600) (935,834) (16,311) 1 .2
Utilities
Electric Utilities
Chubu Electric Power Co., Inc. (8,800) (161,199) 8,827 ( 0 .6 )

Portfolio of Investments
(continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2026 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund | 2026

Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Description Shares Notional Amount ($) Appreciation (Depreciation) ($) (%)
Terna - Rete Elettrica Nazionale (19,303) (226,583) 5,291 ( 0 .4 )
Constellation Energy Corp. (469) (128,670) 5,440 ( 0 .4 )
Oklo, Inc., Class A (4,622) (186,036) 6,563 ( 0 .5 )
CK Infrastructure Holdings Ltd. (17,000) (135,597) (4) 0 .0
Gas Utilities
Snam SpA (13,419) (95,342) 4,350 ( 0 .3 )
Total (75,742,696) (1,519,531)
Abbreviation Legend
ADR American Depositary Receipt
REIT Real Estate Investment Trust
Currency Legend
EUR Euro
USD US Dollar

1QT284_(09/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.